Current assets - cash and cash equivalents (Tables)	6 Months Ended
Dec. 31, 2023
Current assets - cash and cash equivalents [Abstract]
Cash and Cash Equivalents
	31 Dec 2023	30 Jun 2023
	$'000	$'000

Cash at bank	12,467	16,238
Short term deposit	15,522	36,471

	27,989	52,709